Bank Borrowings - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended								1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Breach of Contract USD ($)	Dec. 31, 2013 Breach of Contract CNY	Dec. 31, 2013 Long Term Bank Borrowings	Jul. 30, 2013 Long Term Bank Borrowings CNY	Dec. 31, 2012 Long Term Bank Borrowings	Jul. 31, 2013 Long Term Bank Borrowings Term Loan One	Jul. 31, 2013 Long Term Bank Borrowings Term Loan Two	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Schedule Of Short And Long Term Debt [Line Items]
Short-term bank borrowings, weighted Average Interest rate	7.00%	7.00%	7.66%
Short-term bank borrowings, term											2 months	1 year
Long-term bank borrowings, weighted average interest rate						7.12%		8.35%
Loans, aggregate principal amount	$ 148,669	900,000	0				900,000
Debt instrument, stated rate							4.00%
Debt instrument, maturity date									Aug. 28, 2015	Sep. 10, 2015
Unused loan facilities (in RMB) or (in dollars)	12,760	77,243	247,726
Short-term bank borrowings	$ 28,697	173,726	176,961	$ 3,244	19,641
Debt instrument, covenant compliance	As of December 31, 2013, the Company was in breach of one of the financial covenants under a short-term bank borrowing with an outstanding balance of RMB19,641 (US$3,244). The breach did not result in acceleration of the repayment of the loan and was subsequently cured on March 11, 2014 through an amendment made to the financial covenants with the lending bank.	As of December 31, 2013, the Company was in breach of one of the financial covenants under a short-term bank borrowing with an outstanding balance of RMB19,641 (US$3,244). The breach did not result in acceleration of the repayment of the loan and was subsequently cured on March 11, 2014 through an amendment made to the financial covenants with the lending bank.